Financial Instruments - Additional Information (Detail) - Cash Flow Hedging [Member] - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	1 Months Ended
	May 31, 2022	Mar. 31, 2024	Mar. 31, 2023
Interest Rate Swaption [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative amount received on termination of certain contracts	$ 56.4
Reduction in the asset value of the derivative due to termination	188.7
Reduction in the liability value of the derivative due to termination	131.3
Cash flow on termination of derivatives classified as operating activities	188.7
Payment towards derivative instruments classified as financing activities	134.5
Other payments derivative instruments	$ 3.2
Interest Rate Swaption [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Interest rate derivative liability			$ 6.8
Foreign Exchange Forward [Member]
Derivative [Line Items]
Foreign currency cash flow hedge to be reclassified the next twelve months		$ 1.5
Interest Rate Swap [Member]
Derivative [Line Items]
Interest rate cash flow hedge to be reclassified during the next twelve months		$ 30.4